NOTE 3: Cash and Cash Equivalents (Policies)	12 Months Ended
Dec. 31, 2013
Policies
Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid instruments with maturity of three months or less at the time of issuance to be cash equivalents. There were no cash equivalents as of December 31, 2013 or 2012.